Annual Total Returns[BarChart] - Pioneer Solutions - Balanced Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.12%)	10.21%	16.07%	3.85%	(1.60%)	1.81%	12.89%	(10.09%)	15.48%	9.74%